Long-Term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2018	$ 1,763,082
New Loans	352,872
Prepaid	147,922
Repaid	360,910
Balance at December 31, 2018	$ 1,607,122
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 179,384
Balance at January 1, 2018	31,594
Prepaid	30,158
Repaid	1,436
Balance at December 31, 2018	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 371,010
Balance at January 1, 2018	151,010
Repaid	151,010
Balance at December 31, 2018	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 120,000
Balance at January 1, 2018	67,500
Repaid	5,000
Balance at December 31, 2018	$ 62,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 88,350
Balance at January 1, 2018	38,670
Repaid	38,670
Balance at December 31, 2018	$ 0
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 38,600
Balance at January 1, 2018	17,876
Prepaid	15,642
Repaid	2,234
Balance at December 31, 2018	$ 0
12-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2018	21,250
Repaid	2,500
Balance at December 31, 2018	$ 18,750
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 39,000
Balance at January 1, 2018	19,500
Repaid	2,600
Balance at December 31, 2018	$ 16,900
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 43,924
Balance at January 1, 2018	21,399
Repaid	3,218
Balance at December 31, 2018	$ 18,181
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 42,100
Balance at January 1, 2018	23,900
Repaid	2,600
Balance at December 31, 2018	$ 21,300
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,000
Balance at January 1, 2018	27,200
Repaid	3,200
Balance at December 31, 2018	$ 24,000
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,650
Balance at January 1, 2018	29,191
Repaid	3,243
Balance at December 31, 2018	$ 25,948
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2018	67,467
New Loans	12,475
Repaid	6,270
Balance at December 31, 2018	$ 73,672
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	$ 73,600
Balance at January 1, 2018	66,658
Prepaid	63,187
Repaid	3,471
Balance at December 31, 2018	$ 0
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	$ 18,000
Balance at January 1, 2018	11,955
Prepaid	10,335
Repaid	1,620
Balance at December 31, 2018	$ 0
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 42,000
Balance at January 1, 2018	33,600
Repaid	2,800
Balance at December 31, 2018	$ 30,800
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2018	181,197
Repaid	12,077
Balance at December 31, 2018	$ 169,120
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,000
Balance at January 1, 2018	31,200
Prepaid	28,600
Repaid	2,600
Balance at December 31, 2018	$ 0
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 40,400
Balance at January 1, 2018	39,059
Repaid	2,682
Balance at December 31, 2018	$ 36,377
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 78,744
Balance at January 1, 2018	77,594
Repaid	4,669
Balance at December 31, 2018	$ 72,925
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2018	39,954
Repaid	2,497
Balance at December 31, 2018	$ 37,457
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2018	33,235
Repaid	1,955
Balance at December 31, 2018	$ 31,280
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2018	32,991
Repaid	2,199
Balance at December 31, 2018	$ 30,792
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2018	32,646
Repaid	3,627
Balance at December 31, 2018	$ 29,019
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 82,775
Balance at January 1, 2018	67,255
Repaid	10,347
Balance at December 31, 2018	$ 56,908
6-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 46,217
Balance at January 1, 2018	36,973
Repaid	4,622
Balance at December 31, 2018	$ 32,351
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2018	40,000
Repaid	3,200
Balance at December 31, 2018	$ 36,800
12-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2018	273,935
Repaid	21,502
Balance at December 31, 2018	$ 252,433
2&5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 60,000
Balance at January 1, 2018	12,806
Repaid	12,806
Balance at December 31, 2018	$ 0
5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 33,104
Balance at January 1, 2018	27,088
Repaid	5,092
Balance at December 31, 2018	$ 21,996
4-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 18,125
Balance at January 1, 2018	14,500
Repaid	3,625
Balance at December 31, 2018	$ 10,875
7 1/2-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2018	85,000
Repaid	5,667
Balance at December 31, 2018	$ 79,333
4-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 122,500
Balance at January 1, 2018	108,879
Repaid	16,565
Balance at December 31, 2018	$ 92,314
6-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 80,000
Balance at January 1, 2018	0
New Loans	80,000
Repaid	3,745
Balance at December 31, 2018	$ 76,255
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 180,000
Balance at January 1, 2018	0
New Loans	162,575
Repaid	11,561
Balance at December 31, 2018	$ 151,014
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 44,000
Balance at January 1, 2018	0
New Loans	44,000
Balance at December 31, 2018	$ 44,000
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 48,650
Balance at January 1, 2018	0
New Loans	48,650
Balance at December 31, 2018	$ 48,650
8-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2018	0
New Loans	5,172
Balance at December 31, 2018	$ 5,172